11.30 Fidelity Advisor Growth & Income Fund - AMCIZ PRO-05 | Fidelity Advisor Growth and Income Fund
Fund Summary Fund/Class: Fidelity Advisor® Growth & Income Fund/A, M, C, I, Z
Investment Objective
The fund seeks high total return through a combination of current income and capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 28 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity Advisor Growth and Income Fund} - 11.30 Fidelity Advisor Growth & Income Fund - AMCIZ PRO-05 - Fidelity Advisor Growth and Income Fund	Fidelity Advisor Growth and Income Fund-Class A		Fidelity Advisor Growth and Income Fund-Class M		Fidelity Advisor Growth and Income Fund-Class C		Fidelity Advisor Growth and Income Fund-Class I	Fidelity Advisor Growth and Income Fund-Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]	none	none
[1]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Advisor Growth and Income Fund} - 11.30 Fidelity Advisor Growth & Income Fund - AMCIZ PRO-05 - Fidelity Advisor Growth and Income Fund	Fidelity Advisor Growth and Income Fund-Class A	Fidelity Advisor Growth and Income Fund-Class M	Fidelity Advisor Growth and Income Fund-Class C	Fidelity Advisor Growth and Income Fund-Class I	Fidelity Advisor Growth and Income Fund-Class Z
Management fee	0.44%	0.44%	0.44%	0.44%	0.44%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	none	none
Other expenses	0.28%	0.29%	0.29%	0.26%	0.13%
Total annual operating expenses	0.97%	1.23%	1.73%	0.70%	0.57%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity Advisor Growth and Income Fund} - 11.30 Fidelity Advisor Growth & Income Fund - AMCIZ PRO-05 - Fidelity Advisor Growth and Income Fund - USD ($)	Fidelity Advisor Growth and Income Fund-Class A	Fidelity Advisor Growth and Income Fund-Class M	Fidelity Advisor Growth and Income Fund-Class C	Fidelity Advisor Growth and Income Fund-Class I	Fidelity Advisor Growth and Income Fund-Class Z
1 year	$ 668	$ 471	$ 276	$ 72	$ 58
3 years	866	727	545	224	183
5 years	1,080	1,002	939	390	318
10 years	$ 1,696	$ 1,787	$ 2,041	$ 871	$ 714

Hold Shares
Expense Example, No Redemption {- Fidelity Advisor Growth and Income Fund} - 11.30 Fidelity Advisor Growth & Income Fund - AMCIZ PRO-05 - Fidelity Advisor Growth and Income Fund - USD ($)	Fidelity Advisor Growth and Income Fund-Class A	Fidelity Advisor Growth and Income Fund-Class M	Fidelity Advisor Growth and Income Fund-Class C	Fidelity Advisor Growth and Income Fund-Class I	Fidelity Advisor Growth and Income Fund-Class Z
1 Year	$ 668	$ 471	$ 176	$ 72	$ 58
3 Years	866	727	545	224	183
5 Years	1,080	1,002	939	390	318
10 Years	$ 1,696	$ 1,787	$ 2,041	$ 871	$ 714

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
  Potentially investing in bonds, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Performance history will be available for Class Z after Class Z has been in operation for one calendar year.

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	15.28%	June 30, 2009
Lowest Quarter Return	-24.31%	December 31, 2008

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2017

Average Annual Total Returns{- Fidelity Advisor Growth and Income Fund} - 11.30 Fidelity Advisor Growth & Income Fund - AMCIZ PRO-05 - Fidelity Advisor Growth and Income Fund	Past 1 year	Past 5 years	Past 10 years
Fidelity Advisor Growth and Income Fund-Class A | Return Before Taxes	9.87%	12.60%	6.24%
Fidelity Advisor Growth and Income Fund-Class A | After Taxes on Distributions	7.36%	11.00%	5.40%
Fidelity Advisor Growth and Income Fund-Class A | After Taxes on Distributions and Sales	7.09%	9.80%	4.88%
Fidelity Advisor Growth and Income Fund-Class M | Return Before Taxes	12.16%	12.84%	6.23%
Fidelity Advisor Growth and Income Fund-Class C | Return Before Taxes	14.64%	13.08%	6.08%
Fidelity Advisor Growth and Income Fund-Class I | Return Before Taxes	16.85%	14.27%	7.21%
S&P 500® Index(reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	8.50%

11.30 Fidelity Advisor Growth & Income Fund - AMCIZ PRO-05 | Fidelity Advisor Growth and Income Fund | Fidelity Advisor Growth and Income Fund-Class A
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
11.30 Fidelity Advisor Growth & Income Fund - AMCIZ PRO-05 | Fidelity Advisor Growth and Income Fund | Fidelity Advisor Growth and Income Fund-Class M
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
11.30 Fidelity Advisor Growth & Income Fund - AMCIZ PRO-05 | Fidelity Advisor Growth and Income Fund | Fidelity Advisor Growth and Income Fund-Class C
On Class C shares redeemed less than one year after purchase.